Offsets	Sep. 22, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40605
Initial Filing Date	Sep. 22, 2025
Fee Offset Claimed	$ 58,259.31
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Soho House & Co Inc.
Form or Filing Type	SC 14A
File Number	001-40605
Filing Date	Sep. 22, 2025
Fee Paid with Fee Offset Source	$ 58,259.31	[1]
Explanation for Claimed Amount
(3)	The Company previously paid $58,259.31 upon the filing of its Schedule 14A on September 22, 2025 in connection with the transaction reported hereby.

[1]	The Company previously paid $58,259.31 upon the filing of its Schedule 14A on September 22, 2025 in connection with the transaction reported hereby.